Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2019	2018
Income before income taxes	$39,991	$21,417
Tax rate	26.50%	27.00%
Expected expense	$10,598	$5,783
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	(5,797)	—
Rate differential on equity earnings in affiliates and joint ventures	(859)	—
Other	(1,097)	313
Deferred income tax expense	$2,845	$6,096
Current income tax expense	13	—
Total income tax expense	$2,858	$6,096

The deferred tax assets and liabilities are summarized below:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Non-capital and net capital loss carryforwards	$44,763	$24,478
Contract liabilities	—	572
Finance lease obligations	27,220	23,207
Stock-based compensation	3,393	3,545
Other	682	2,538
Subtotal	$76,058	$54,340
Less: valuation allowance	(881)	(1,035)
	$75,177	$53,305

Deferred tax liabilities:
Contract assets	$4,805	$3,711
Accounts receivable – holdbacks	924	96
Property, plant and equipment	106,104	84,927
Deferred financing costs	190	86
	$112,023	$88,820

Net deferred income tax liability	$36,846	$35,515
Classified as:

	December 31, 2019	December 31, 2018
Deferred tax asset	$15,655	$9,272
Deferred tax liability	(52,501)	(44,787)
	$(36,846)	$(35,515)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple provincial jurisdictions, the U.S. federal jurisdiction and one state jurisdiction.
At December 31, 2019, the Company has a deferred tax asset of $43,882 resulting from non-capital loss carryforwards of $185,614, which expire as follows:

December 31, 2019
2027	$279
2032	5,099
2033	5,893
2034	3,531
2036	3,127
2037	18,955
2038	86,189
2039	62,541
$185,614

At December 31, 2019, the Company has recorded a valuation allowance against the deferred tax asset of $881 resulting from net capital loss carryforwards of $7,664, which have an indefinite life.